Subsequent Events	9 Months Ended
Sep. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 6:- Subsequent events

a.	In parallel to legal proceedings held in Geneva, Switzerland, described in note 17h of the Company’s annual financial statements for the year ended December 31, 2025 included in the Company’s annual report on form 20F filed on March 11, 2026, between the Company and a third-party, and its affiliate, previously engaged to distribute the Company’s proprietary products in Russia and Ukraine (the “Distributor”), in May 2025, the Company initiated arbitration proceedings against the Distributor seeking recovery of outstanding amounts under the terminated distribution agreement totaling approximately $2.2 million, plus interest.

On February 2, 2026, the Company filed its statement of claim with the arbitrator and on April 14, 2026, the Distributor filed its statement of defense and counterclaim in which the Distributor introduced a counterclaim which corresponds to the $6.7 million claim raised by it in the Geneva proceedings. The Company responded to the Distributor’s counterclaim on August 4, 2026, and on October 13, 2026, the Distributor filed its statement of rejoinder and reply in which it maintained its position on all issues and increased its counterclaim to $15.5 million (from the $6.7 million previously claimed).

The Company plans to file its rejoinder on the counterclaim during the second part of November 2026, with a pre-hearing conference and the final hearing scheduled for late November 2026 and mid-December 2026, respectively.

Based on the assessment of the Company’s legal counsel, the Company believes that the counterclaim filed by the Distributor with the arbitrator has weak merits. To date, it is not possible to assess the prospects of the Geneva legal proceedings and the arbitration proceedings and any potential liabilities and impact on the Company’s business.

b.	On November 8, 2026, the Company’s Board of Directors declared a cash dividend of $0.14 per share on the Company’s ordinary shares, totaling approximately $8.0 million. The cash dividend will be paid on December 9, 2026, to shareholders of record at the close of business on November 19, 2026.